Restructuring (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring reserve rollforward
The following table presents the development of our restructuring liability for the year ended December 31, 2020.

(in thousands)	Employee related costs
Liability as of January 1, 2020	€—
2020 restructuring charges	6,235
Cash payments	(6,063)
Non-cash charges	—
Liability as of December 31, 2020	€172